Share-Based Payments - Schedule of Changes in Outstanding Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payments [Abstract]
Number, Balance at beginning	61,410	33,722	5,132
Weighted Average Exercise Price, Balance at beginning	$ 32.53	$ 56.69	$ 625.6
Number, Granted	138,150	28,700	29,020
Weighted Average Exercise Price, Granted	$ 1.33	$ 4.14	$ 7.4
Number, Expired/Forfeited	(13,462)	(1,012)	(430)
Weighted Average Exercise Price, Expired/Forfeited	$ 56.29	$ 70.43	$ 3,286.8
Number, Balance at ending	186,098	61,410	33,722
Weighted Average Exercise Price, Balance at ending	$ 7.57	$ 32.53	$ 56.69
Period
Number, Vested and exercisable	46,625	23,844	5,646
Weighted Average Exercise Price, Vested and exercisable	$ 24.59
Weighted Average Exercise Price, Vested and exercisable		$ 75.35	$ 298
Number, Unvested	139,473	37,566	28,076
Weighted Average Exercise Price, Unvested	$ 1.88	$ 5.34	$ 8